DEBT - Narrative (Details)				2 Months Ended	11 Months Ended	12 Months Ended				14 Months Ended	23 Months Ended
	Nov. 16, 2017 EUR (€)	Dec. 31, 2016 EUR (€)	Mar. 16, 2016 EUR (€)	Dec. 31, 2016 EUR (€)	Dec. 31, 2016 EUR (€)	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€)	Dec. 31, 2015 EUR (€)	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 USD ($)	Dec. 20, 2017 EUR (€)	Dec. 15, 2017 EUR (€)	Sep. 21, 2017	Jul. 14, 2017 EUR (€)	Apr. 21, 2017 EUR (€)	Dec. 28, 2016 EUR (€)	Dec. 16, 2016 EUR (€)	Oct. 20, 2016 EUR (€)	Jan. 19, 2016 EUR (€)	Nov. 30, 2015 EUR (€)
Disclosure of detailed information about borrowings [line items]
Debt		€ 1,848,041,000		€ 1,848,041,000	€ 1,848,041,000	€ 1,806,181,000	€ 1,806,181,000	€ 1,848,041,000		€ 1,806,181,000	€ 1,806,181,000
Proceeds from bonds							694,172,000	490,729,000	€ 0
Borrowings from banks
Disclosure of detailed information about borrowings [line items]
Debt		836,886,000		836,886,000	836,886,000	38,059,000	38,059,000	836,886,000		38,059,000	38,059,000
Term Loan
Disclosure of detailed information about borrowings [line items]
Principal amount of borrowings																						€ 1,500,000,000
U.S Dollar Denominated Credit Facility Entered in on November 17, 2015
Disclosure of detailed information about borrowings [line items]
Other borrowings from banks		23,745,000		23,745,000	23,745,000	29,189,000	29,189,000	23,745,000		29,189,000	29,189,000	$ 35,000,000
Capacity under borrowing facility | $												$ 50,000,000
Bridge Loan
Disclosure of detailed information about borrowings [line items]
Principal amount of borrowings																						500,000,000
The Facility
Disclosure of detailed information about borrowings [line items]
Principal amount of borrowings																						2,500,000,000.0
Revolving Credit Facility Entered in on Nov 30, 2015
Disclosure of detailed information about borrowings [line items]
Principal amount of borrowings																						€ 500,000,000
Various Short and Medium Term Credit Facilities
Disclosure of detailed information about borrowings [line items]
Other borrowings from banks		12,707,000		12,707,000	12,707,000	8,870,000	8,870,000	12,707,000		8,870,000	8,870,000
1.5% Coupon Notes Due March 2023
Disclosure of detailed information about borrowings [line items]
Principal amount of borrowings			€ 500,000,000
Borrowings, interest rate (percent)			1.50%
Borrowings, issue price (percent)			98.977%
Proceeds from bonds			€ 490,729,000
Accrued interest						5,938,000	5,938,000			5,938,000	5,938,000
2.25% Coupon Notes Due January 2021
Disclosure of detailed information about borrowings [line items]
Principal amount of borrowings	€ 700,000,000
Borrowings, interest rate (percent)	0.25%
Borrowings, issue price (percent)	99.557%
Proceeds from bonds	€ 694,172,000
Accrued interest						221,000	221,000			221,000	221,000
Securitizations
Disclosure of detailed information about borrowings [line items]
Debt		485,670,000		485,670,000	485,670,000	556,276,000	€ 556,276,000	485,670,000		556,276,000	556,276,000
FFS Inc. | Revolving Securitization Program
Disclosure of detailed information about borrowings [line items]
Capacity under borrowing facility													€ 135,000,000	€ 350,000,000		€ 325,000,000	€ 225,000,000	€ 120,000,000	€ 275,000,000	€ 200,000,000	€ 250,000,000
Proceeds sale of financial receivables		64,000,000		175,000,000	242,000,000	€ 120,000,000				€ 222,000,000	€ 325,000,000
EURIBOR | Term Loan
Disclosure of detailed information about borrowings [line items]
Term loans		800,383,000		800,383,000	800,383,000			800,383,000
EURIBOR | Revolving Credit Facility Entered in on Nov 30, 2015
Disclosure of detailed information about borrowings [line items]
Borrowings maturity							5 years
EURIBOR | Bottom of range | Term Loan
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis (percent)						0.50%	0.50%			0.50%	0.50%	0.50%
EURIBOR | Bottom of range | Revolving Credit Facility Entered in on Nov 30, 2015
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis (percent)						0.35%	0.35%			0.35%	0.35%	0.35%
EURIBOR | Top of range | Term Loan
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis (percent)						1.05%	1.05%			1.05%	1.05%	1.05%
EURIBOR | Top of range | Revolving Credit Facility Entered in on Nov 30, 2015
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis (percent)						0.90%	0.90%			0.90%	0.90%	0.90%
LIBOR | FFS Inc. | Revolving Securitization Program
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis (percent)															0.65%	6500.00%		1.20%
LIBOR | Bottom of range | Various Short and Medium Term Credit Facilities
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis (percent)						0.65%	0.65%			0.65%	0.65%	0.65%
LIBOR | Top of range | Various Short and Medium Term Credit Facilities
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis (percent)						0.75%	0.75%			0.75%	0.75%	0.75%
Borrowings from banks | Revolving Credit Facility Entered in on Nov 30, 2015
Disclosure of detailed information about borrowings [line items]
Capacity under borrowing facility		500,000,000		500,000,000	500,000,000	€ 500,000,000	€ 500,000,000	500,000,000		€ 500,000,000	€ 500,000,000
Cash Collected From Settlements of Receivables or Collateral
Disclosure of detailed information about borrowings [line items]
Restricted cash received from settlement of receivables or pledged lines of credit		19,411,000		19,411,000	19,411,000	28,230,000	28,230,000	19,411,000		28,230,000	28,230,000
Due beyond five years
Disclosure of detailed information about borrowings [line items]
Debt		497,614,000		497,614,000	497,614,000	498,894,000	498,894,000	497,614,000		498,894,000	498,894,000
Due beyond five years | Borrowings from banks
Disclosure of detailed information about borrowings [line items]
Debt		0		0	0	0	0	0		0	0
Due beyond five years | 1.5% Coupon Notes Due March 2023
Disclosure of detailed information about borrowings [line items]
Other borrowings from banks						498,894,000	498,894,000			498,894,000	498,894,000
Due beyond five years | Securitizations
Disclosure of detailed information about borrowings [line items]
Debt		0		0	0	0	0	0		0	0
Due between one and five years
Disclosure of detailed information about borrowings [line items]
Debt		950,551,000		950,551,000	950,551,000	1,001,256,000	1,001,256,000	950,551,000		1,001,256,000	1,001,256,000
Due between one and five years | Borrowings from banks
Disclosure of detailed information about borrowings [line items]
Debt		609,478,000		609,478,000	609,478,000	5,248,000	5,248,000	609,478,000		5,248,000	5,248,000
Due between one and five years | 2.25% Coupon Notes Due January 2021
Disclosure of detailed information about borrowings [line items]
Other borrowings from banks						694,623,000	694,623,000			694,623,000	694,623,000
Due between one and five years | Securitizations
Disclosure of detailed information about borrowings [line items]
Debt		€ 341,073,000		€ 341,073,000	€ 341,073,000	€ 301,385,000	€ 301,385,000	€ 341,073,000		€ 301,385,000	€ 301,385,000